CLARKSTON PARTNERS FUND

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (98.34%)
Consumer Discretionary (9.14%)
John Wiley & Sons, Inc., Class A	325,000	$15,765,750
LKQ Corp.	410,000	10,795,300
Total Consumer Discretionary		26,561,050

Consumer Staples (19.95%)
Energizer Holdings, Inc.	388,000	8,318,720
Lamb Weston Holdings, Inc.	220,000	9,499,600
Post Holdings, Inc.(a)	300,000	26,478,000
Primo Brands Corp.	350,000	8,554,000
US Foods Holding Corp.(a)	50,000	5,112,500
Total Consumer Staples		57,962,820

Financials (15.07%)
Affiliated Managers Group, Inc.	70,000	23,688,000
Brown & Brown, Inc.	125,000	8,018,750
LPL Financial Holdings Inc.	16,000	4,506,880
Ryan Specialty Holdings, Inc.	200,000	7,552,000
Total Financials		43,765,630

Health Care (19.26%)
Avantor, Inc.(a)	1,770,000	17,523,000
Envista Holdings Corp.(a)	450,000	11,857,500
Henry Schein, Inc.(a)	115,000	9,604,800
Neogen Corp.(a)	850,000	7,641,500
Waystar Holding Corp.(a)	455,000	9,341,150
Total Health Care		55,967,950

Industrials (10.46%)
CH Robinson Worldwide, Inc.	12,000	2,260,080
Landstar System, Inc.	40,000	8,272,400
Middleby Corp.(a)	77,000	13,244,770
Ralliant Corp.	90,000	6,626,700
Total Industrials		30,403,950

Technology (21.74%)
CCC Intelligent Solutions Holdings Inc.(a)	3,300,000	17,028,000
Clarivate PLC(a)	11,750,000	25,380,000
Gartner, Inc.(a)	50,000	6,481,000
NIQ Global Intelligence PLC(a)	330,000	3,085,500
Roper Technologies, Inc.	26,000	8,798,140
Tyler Technologies, Inc.(a)	8,150	2,383,549
Total Technology		63,156,189

		Value
	Shares	(Note 2)
Utilities (2.72%)
GFL Environmental Inc.	215,000	$7,909,850

TOTAL COMMON STOCK
(Cost $313,789,876)		285,727,439

TOTAL INVESTMENTS (98.34%)
(Cost $313,789,876)		$285,727,439

OTHER ASSETS IN EXCESS OF LIABILITIES (1.66%)		4,826,812

NET ASSETS (100.00%)		$290,554,251

(a)	Non-income producing security.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

CLARKSTON FUND

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (95.55%)
Basic Materials (3.56%)
International Flavors & Fragrances, Inc.	13,000	$1,029,860

Consumer Discretionary (4.13%)
Airbnb, Inc., Class A(a)	8,350	1,194,885

Consumer Staples (19.77%)
Lamb Weston Holdings, Inc.	29,200	1,260,856
Post Holdings, Inc.(a)	44,000	3,883,440
US Foods Holding Corp.(a)	5,600	572,600
Total Consumer Staples		5,716,896

Financials (13.73%)
Affiliated Managers Group, Inc.	3,800	1,285,920
Brown & Brown, Inc.	20,700	1,327,905
LPL Financial Holdings Inc.	2,400	676,032
The Charles Schwab Corp.	7,400	682,798
Total Financials		3,972,655

Health Care (21.08%)
Align Technology, Inc.(a)	2,000	337,320
Avantor, Inc.(a)	172,000	1,702,800
Becton Dickinson & Co.	8,800	1,331,704
Danaher Corp.	7,000	1,333,360
IQVIA Holdings, Inc.(a)	7,200	1,391,184
Total Health Care		6,096,368

Industrials (11.77%)
Capital One Financial Corp.	4,400	882,728
Fidelity National Information Services, Inc.	32,000	1,244,160
Fortive Corp.	20,900	1,276,781
Total Industrials		3,403,669

Technology (21.51%)
Clarivate PLC(a)	1,665,000	3,596,400
Gartner, Inc.(a)	9,800	1,270,276
Roper Technologies, Inc.	4,000	1,353,560
Total Technology		6,220,236

TOTAL COMMON STOCK
(Cost $28,222,685)		27,634,569

TOTAL INVESTMENTS (95.55%)
(Cost $28,222,685)		$27,634,569

LIABILITIES IN EXCESS OF OTHER ASSETS (4.45%)		1,287,789

NET ASSETS (100.00%)		$28,922,358

(a)	Non-income producing security.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

CLARKSTON FOUNDERS FUND

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (97.94%)
Basic Materials (1.55%)
International Flavors & Fragrances, Inc.	14,000	$1,109,080

Consumer Discretionary (9.70%)
Airbnb, Inc., Class A(a)	14,500	2,074,950
LKQ Corp.	102,000	2,685,660
Universal Music Group NV, Unsponsored ADR	210,000	2,192,400
Total Consumer Discretionary		6,953,010

Consumer Staples (16.01%)
Lamb Weston Holdings, Inc.	45,000	1,943,100
Post Holdings, Inc.(a)	90,000	7,943,400
Primo Brands Corp.	65,000	1,588,600
Total Consumer Staples		11,475,100

Financials (14.14%)
Affiliated Managers Group, Inc.	12,300	4,162,320
Brown & Brown, Inc.	23,000	1,475,450
LPL Financial Holdings Inc.	5,500	1,549,240
Ryan Specialty Holdings, Inc.	66,000	2,492,160
The Charles Schwab Corp.	5,000	461,350
Total Financials		10,140,520

Health Care (22.54%)
Avantor, Inc.(a)	380,000	3,762,000
Becton Dickinson & Co.	13,000	1,967,290
Envista Holdings Corp.(a)	80,000	2,108,000
Henry Schein, Inc.(a)	23,500	1,962,720
IQVIA Holdings, Inc.(a)	13,000	2,511,860
Veeva Systems, Inc., Class A(a)	7,200	1,277,784
Waystar Holding Corp.(a)	125,000	2,566,250
Total Health Care		16,155,904

Industrials (8.19%)
Fidelity National Information Services, Inc.	36,600	1,423,008
Fortive Corp.	32,000	1,954,880
Middleby Corp.(a)	14,500	2,494,145
Total Industrials		5,872,033

Technology (22.73%)
CCC Intelligent Solutions Holdings Inc.(a)	690,000	3,560,400
Clarivate PLC(a)	3,550,000	7,668,000
Gartner, Inc.(a)	11,000	1,425,820
Roper Technologies, Inc.	7,300	2,470,247
Tyler Technologies, Inc.(a)	4,000	1,169,840
Total Technology		16,294,307

Utilities (3.08%)
GFL Environmental Inc.	60,000	2,207,400

TOTAL COMMON STOCK
(Cost $73,647,539)		70,207,354

TOTAL INVESTMENTS (97.94%)
(Cost $73,647,539)		$70,207,354

OTHER ASSETS IN EXCESS OF LIABILITIES (2.06%)		1,475,725

NET ASSETS (100.00%)		$71,683,079

(a)	Non-income producing security.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

Notes to Quarterly Portfolio of Investments

June 30, 2026 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. Each Fund's investment objective is to achieve long-term capital appreciation. The Clarkston Partners Fund and Clarkston Founders Fund currently offer Founders Class shares and Institutional Class shares, and the Clarkston Fund currently offers Institutional Class shares. Each share class of the Clarkston Partners Fund and Clarkston Founders Fund have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

The Funds use the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Funds' chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Funds' CODM has been identified as the Chief Financial Officer (“CFO”) and Treasurer, who reviews results presented within the Funds' financial statements when making decisions about allocating resources and assessing performance of the Funds. The CODM determined that the Funds have only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Funds, against which the CODM assesses performance.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Selected Risks: Some significant types of financial risks the Funds are exposed to are listed below. Please see the Funds' prospectus and statement of additional information for additional information regarding the risks associated with an investment in the Funds.

Concentration Risk: The Funds operate as “non-diversified” investment companies, as defined in the 1940 Act. As a result of being “non-diversified” with respect to 50% of the Funds' portfolios, the Funds must limit the portion of their assets invested in the securities of a single issuer to 5%, measured at the time of purchase. In addition, no single investment can exceed 25% of the Funds' total assets at the time of purchase. A more concentrated portfolio may cause the Funds' net asset value to be more volatile and thus may subject stockholders to more risk. Thus, the volatility of the Funds' net asset value and their performance in general, depends disproportionately more on the performance of a smaller number of holdings than that of a more diversified fund. As a result, the Funds are subject to a greater risk of loss than a fund that diversifies its investments more broadly.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject a Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund and are apportioned among classes based on average net assets of each class. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees' fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates. All of the realized and unrealized gains and losses of a Fund and net investment income of a Fund are allocated daily to each class of the Fund in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. SUBSEQUENT EVENTS

At the ALPS Series Trust Board meeting held on August 19, 2026, the Board approved the liquidation of the Clarkston Fund effective as of September 23, 2026.